Cover	Apr. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2025
Entity File Number	001-41866
Entity Registrant Name	Richtech Robotics Inc.
Entity Central Index Key	0001963685
Entity Tax Identification Number	88-2870106
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4175 Cameron St Ste 1
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89103
City Area Code	866
Local Phone Number	236-3835
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.0001 per share
Trading Symbol	RR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false